Appendix II	12 Months Ended
Dec. 31, 2018
Appendix II
Appendix II

APPENDIX II

GRIFOLS, S.A. AND SUBSIDIARIES

Operating Segments for the years ended 31 December 2018, 2017 and 2016

(Expressed in thousands of Euros)

	Bioscience			Hospital			Diagnostic			Bio Supplies			Others			Intersegments			Consolidated
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Revenues from external customers	3,516,704	3,429,785	3,195,424	119,454	105,649	102,251	702,265	732,369	691,701	167,004	66,791	57,239	22,451	18,263	34,601	(41,154)	(34,784)	(31,386)	4,486,724	4,318,073	4,049,830

Total operating income	3,516,704	3,429,785	3,195,424	119,454	105,649	102,251	702,265	732,369	691,701	167,004	66,791	57,239	22,451	18,263	34,601	(41,154)	(34,784)	(31,386)	4,486,724	4,318,073	4,049,830

Profit/(Loss) for the segment	902,402	985,495	913,840	(12,587)	(9,766)	(8,765)	215,990	248,080	97,320	36,824	35,598	33,794	19,788	(9,632)	44,324	(5,764)	(12,305)	(1,316)	1,156,653	1,237,470	1,079,197

Unallocated expenses																			(162,529)	(234,127)	(139,789)
Operating profit																			994,124	1,003,343	939,408

Finance result																			(257,244)	(287,734)	(233,589)

Share of profit/(loss) of equity accounted investee	2,839	(10,434)	(9,396)	—	2,112	(5,611)	(10,975)	(9,335)	—	3,039	1,830	—	(5,941)	(4,060)	21,940	—	—	—	(11,038)	(19,887)	6,933
Income tax expense																			(131,436)	(34,408)	(168,209)
Profit for the year after tax																			594,406	661,314	544,543

Segment assets	6,928,220	6,007,153	6,524,922	250,543	145,477	86,590	3,526,136	3,356,185	1,909,447	117,673	7,409	8,378	54,363	60,449	40,160	(29,281)	(22,196)	(11,964)	10,847,654	9,554,477	8,557,533
Equity accounted investments	99,547	83,905	104,996	—	—	13,888	19,256	29,322	43,330	47,742	44,220	—	60,360	61,562	39,131	—	—	—	226,905	219,009	201,345
Unallocated assets	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,402,487	1,146,778	1,370,894
Total assets																			12,477,046	10,920,264	10,129,772

Segment liabilities	764,377	423,415	411,604	32,767	13,560	8,415	230,517	192,720	186,389	6,427	—	—	34,698	26,903	1,843	—	—	—	1,068,786	656,598	608,251
Unallocated liabilities	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	6,711,656	6,629,701	5,793,543
Total liabilities																			7,780,442	7,286,299	6,401,794

Other information:
Amortisation and depreciation allocated	156,893	157,478	152,821	10,819	6,436	5,915	44,030	40,815	32,180	5,656	—	—	1,941	2,237	3,445	—	—	—	219,339	206,966	194,361

Amortisation and depreciation unallocated	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	9,270	8,524	7,508

Expenses that do not require cash payments allocated	172,648	7,049	16,219	297	(514)	306	(27,651)	(4,423)	(2,001)	28	—	—	—	—	(32,534)	—	—	—	145,322	2,112	(18,010)

Expenses that do not require cash payments unallocated	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,339	(58,752)	4,608

Additions for the year of property, plant & equipment and intangible assets allocated	220,531	227,635	197,741	15,354	10,429	9,193	58,064	70,032	89,760	2,050	198	84	883	20,911	13,313	—	—	—	296,882	329,205	310,091

Additions for the year of property, plant & equipment and intangible assets unallocated	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	19,795	11,268	12,011

*  As a result of the creation of Bio Supplies segment and intersegments, the Group has reviewed the allocation of balances and transactions by segments. The comparative figure for year 2016 have been restated accordingly.

This appendix forms an integral part of note 6 to the consolidated financial statements.

APPENDIX II

GRIFOLS, S.A. AND SUBSIDIARIES

Reporting by geographical area

for the years ended 31 December 2018, 2017 and 2016

(Expressed in thousands of Euros)

	Spain			Rest of European Union			USA + Canada			Rest of World			Consolidated
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016

Net Revenue	264,913	242,894	225,273	535,361	444,089	426,223	2,974,429	2,896,505	2,707,579	712,021	734,585	690,755	4,486,724	4,318,073	4,049,830

Assets by geographical area	898,599	899,223	847,467	3,177,781	2,397,200	2,467,295	8,133,108	7,341,174	6,535,420	267,558	282,667	279,590	12,477,046	10,920,264	10,129,772

Other information:
Additions for the year of property, plant & equipment and intangible assets	70,639	62,271	73,365	69,534	80,910	39,603	166,353	188,557	190,358	10,151	8,735	18,776	316,677	340,473	322,102

This appendix forms an integral part of note 6 to the consolidated financial statements.